Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Plan
Fair Value Measurements
Schedule of Plan's Assets Fair Value Hierarchy

December 31, 2025:	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mutual funds	$779,642,724	$779,642,724	$—	$—
Common stock - SouthState Bank Corporation	14,787,764	14,787,764	—	—
Total investments in fair value hierarchy	794,430,488	794,430,488	—	—
Investments measured at NAV(a)	18,604	—	—	—
Total Investments at fair value	$794,449,092	$794,430,488	$—	$—

December 31, 2024:
Mutual funds	$571,905,460	$571,905,460	$—	$—
Common stock - SouthState Bank Corporation	13,642,815	13,642,815	—	—
Total investments in fair value hierarchy	585,548,275	585,548,275	—	—
Investments measured at NAV(a)	30,251,508	—	—	—
Total Investments at fair value	$615,799,783	$585,548,275	$—	$—
(a)	In accordance with FASB ASC Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statement of Net Assets Available for Benefits.